Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 6,912	$ 5,576
Adjustments:
Increase in insurance contract liabilities	10,719	36,982
Increase in investment contract liabilities	44	178
(Increase) decrease in reinsurance assets excluding coinsurance transactions (note 6)	754	(2,374)
Amortization of (premium) discount on invested assets	181	154
Other amortization	529	656
Net realized and unrealized (gains) losses and impairment on assets	4,824	(22,521)
Deferred income tax expense (recovery)	(127)	280
Stock option expense	9	14
Cash provided by (used in) operating activities before undernoted items	23,845	18,945
Changes in policy related and operating receivables and payables	(690)	1,103
Cash provided by (used in) operating activities	23,155	20,048
Investing activities
Purchases and mortgage advances	(120,965)	(111,981)
Disposals and repayments	96,728	98,850
Change in investment broker net receivables and payables	(186)	(1,017)
Net cash flows from acquisition and disposal of subsidiaries and businesses	(19)
Cash provided by (used in) investing activities	(24,442)	(14,148)
Financing activities
Issue of long-term debt, net (note 9)		2,455
Redemption of long-term debt (note 9)	(1,250)	(652)
Issue of capital instruments, net (note 10)		1,990
Redemption of capital instruments (note 10)	(818)	(1,250)
Secured borrowings (note 3 (f))	26	1,376
Change in repurchase agreements and securities sold but not yet purchased	186	24
Changes in deposits from Bank clients, net	(164)	(579)
Lease payments	(124)	(134)
Shareholders' dividends and other equity distributions	(2,500)	(2,340)
Common shares repurchased (note 11)		(253)
Common shares issued, net (note 11)	51	36
Preferred shares and other equity issued, net (note 11)	3,171
Preferred shares redeemed, net (note 11)	(612)
Contributions from (distributions to) non-controlling interests, net	(13)	(10)
Cash provided by (used in) financing activities	(2,047)	663
Cash and short-term securities
Increase (decrease) during the year	(3,334)	6,563
Effect of foreign exchange rate changes on cash and short-term securities	(319)	(528)
Net cash and short-term securities, January 1	25,583	19,548
Net cash and short-term securities, December 31	21,930	25,583
Cash and short-term securities
Gross cash and short-term securities, beginning of year	26,167	20,300
Net payments in transit, included in other liabilities, beginning of year	(584)	(752)
Gross cash and short-term securities, end of year	22,594	26,167
Net cash and short-term securities, January 1	25,583	19,548
Net payments in transit, included in other liabilities, end of year	(664)	(584)
Net cash and short-term securities, December 31	21,930	25,583
Supplemental disclosures on cash flow information
Interest received	11,376	11,736
Interest paid	981	1,188
Income taxes paid	$ 571	$ 1,358